Fair Value Measurements - Schedule of Convertible Note Option Liability and Earn-out Share Liability (Details)	Dec. 31, 2024	Sep. 13, 2024	Dec. 31, 2023
Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option liability, measurement input	3.81		12
Earn-out Share Liability, measurement input	6.5	12
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option liability, measurement input	1.2		1.5
Earn-out Share Liability, measurement input	10	10
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option liability, measurement input	75		70
Earn-out Share Liability, measurement input	75	70
Risk-Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option liability, measurement input	4.18		3.79
Earn-out Share Liability, measurement input	3.81	3.66
Interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option liability, measurement input	6.49		7.33